Other Income (Expenses), net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Other (Income) expenses net [Abstract]
Schedule of Composition of Other Income Expenses
Note 29 - Other Income (Expenses), net

Composition

	For year ended December 31,
	2020	2019	2018
	NIS millions
Interest income from installment sale transactions	18	24	27
Expenses for voluntary retirement plan	-	(45)	(26)
Other	20	1	-
Other revenues (expenses), net	38	(20)	1